SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 15 – SEGMENT INFORMATION

The Company’s business was classified by management into three reportable business segments (smart energy, photoelectric display and service contracts) before March 31,2021 and into four segments (smart energy, photoeletric display, service contract and lithium battery-related business )after March 31,2021 supported by a corporate group which conducts activities that are non-segment specific. The smart energy reportable segment derives revenue from the sales of portable power banks that is intended to be utilized as a power source for electronic devices such as the iphone, ipad, mp3/mp4 players, PSP gaming systems, and cameras. The photoelectric display reportable segment derives revenue from the sales of LCM and LCD screens manufactured for small devices such as video capable baby monitors, electronic devices such as tablets and cell phones, and for use in televisions or computer monitors. The service contracts reportable segment derives revenue from providing IT and solution-oriented services.The lithium battery -related business reportable segment derives revenue from providing lithium battery packs and furnace used in firing for lithium battery,etc. Unallocated items comprise mainly corporate expenses and corporate assets.

Although all of the Company’s revenue is generated from Mainland China, the Company is organizationally structured along business segments. The accounting policies of each operating segments are same and are described in Note 2, “Summary of Significant Accounting Policies”.

The following tables provide the business segment information for the year ended June 30, 2021 and 2020.

	For the Year Ended June 30, 2021
	Lithume battery-related	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$1,084,083	$0	$13,203,189	$41,054	$0	$14,328,326
Cost of Revenues	982,814	0	11,057,298	10,290	0	12,050,402
Gross profit (loss)	101,269	0	2,145,891	30,764	0	2,277,924
Operating expenses	8,590	10,804	1,707,702	29,819	214,012	1,970,927
Income (loss) from operations	92,679	(10,804)	438,189	945	(214,012)	306,997
Net income (loss)	$88,918	$(10,614)	$445,494	$948	$(931,353)	$(406,607)

	For the Year Ended June 30, 2020
	Smart energy	Photoelectric display	Service contracts	Unallocated items	Total

Revenues	$1,709,799	$18,183,974	$705,455	$0	$20,599,228
Cost of Revenues	1,630,684	15,431,065	444,684	0	17,506,433
Gross profit	79,115	2,752,909	260,771	0	3,092,795
Operating expenses	12,708	1,743,219	33,191	953,506	2,742,624
Income (loss) from operations	66,407	1,009,690	227,580	(953,506)	350,171
Net income (loss)	$58,151	$834,284	$204,848	$(1,374,951)	$(277,668)